Other Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Other Liabilities [Abstract]
Schedule of other liabilities
	September 30,	December 31,
	2017	2016
	(Unaudited)
Interest payable	$502,354	$332,178
Accruals	234,564	446,253
Other payables	597,334	218,206
Long-term debt	4,207,426	2,879,865
	$5,541,678	$3,876,502

	December 31,	December 31,
	2016	2015
Interest payable	$332,178	$551,492
Accruals	446,253	236,701
Other payables	218,206	189,638
Long-term debt	2,879,865	-
	$3,876,502	$977,831